NYSE Regulation

10013955

Carol C. Hoover
Vice President
Corporate Compliance

11 Wall Street
New York, NY 10005
T +1 212 656 5927
F +1 212 656 5780
choover@nyx.com

CERTNYS
001-35001

December 21, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 21, 2010 the NYSE Amex LLC (the "Exchange") received from Avalon Rare Metals Inc. (the "Registrant"), a copy of the Registrant's application on Form 40-F for the registration of the following securities:

Common Stock, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Carol C Hoover

Carol Hoover